Expense Example, No Redemption {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-12 - Fidelity Advisor® Global Capital Appreciation Fund
Dec. 30, 2020 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 693
3 Years	943
5 Years	1,212
10 Years	1,978
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	498
3 Years	810
5 Years	1,145
10 Years	2,088
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	202
3 Years	624
5 Years	1,073
10 Years	2,317
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096